Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2020
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Investments in Associates and Joint Ventures
9	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	2020 RMB million	2019 RMB million
As at 1 January	222,983	198,772
Change of the cost	13,997	18,590
Share of profit or loss	8,336	9,159
Declared dividends	(5,253)	(3,227)
Other equity movements	228	1,189
Impairment	(707)	(1,500)

As at 31 December	239,584	222,983

				Movement
	Accounting method	Cost	As at 31 December 2019	Change of the cost	Share of profit or loss	Declared dividends	Other equity movements	Provision of impairment	As at 31 December 2020	Percentage of equity interest	Accumulated amount of impairment
Associates
China Guangfa Bank Co., Ltd. (“CGB”) (i)	Equity Method	45,176	75,180	—	6,185	(550)	(841)	—	79,974	43.686%	—
Sino-Ocean Group Holding Limited (“Sino-Ocean”) (ii)	Equity Method	11,245	11,387	—	717	(178)	66	(707)	11,285	29.59%	(3,217)
China Life Property & Casualty Insurance Company Limited (“CLP&C”)	Equity Method	6,000	9,332	—	746	(271)	813	—	10,620	40.00%	—
COFCO Futures Company Limited (“COFCO Futures”)	Equity Method	1,339	1,550	—	73	(10)	(1)	—	1,612	35.00%	—
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. (“Pipeline Company”)	Equity Method	20,000	21,433	—	1,231	(1,998)	10	—	20,676	43.86%	—
China United Network Communications Limited (“China Unicom”) (iii)	Equity Method	21,801	22,068	(28)	516	(193)	70	—	22,433	10.29%	—
Others (iv)	Equity Method	42,391	29,755	13,160	(1,032)	(789)	461	—	41,555		—

Subtotal		147,952	170,705	13,132	8,436	(3,989)	578	(707)	188,155		(3,217)

Joint ventures
Joy City Commercial Property Fund L.P. (“Joy City”)	Equity Method	6,281	5,849	—	100	(154)	(16)	—	5,779	66.67%	—
Mapleleaf Century Limited (“MCL”)	Equity Method	7,656	5,140	—	(477)	—	73	—	4,736	75.00%	—
Others (iv)	Equity Method	42,786	41,289	865	277	(1,110)	(407)	—	40,914		—

Subtotal		56,723	52,278	865	(100)	(1,264)	(350)	—	51,429		—

Total		204,675	222,983	13,997	8,336	(5,253)	228	(707)	239,584		(3,217)

(i)	The 2019 final dividend of RMB0.0639 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 23 June 2020. The Company received a cash dividend of RMB550 million.

(ii)
The 2019 final dividend of HKD0.026 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 20 May 2020. The Company received a cash dividend equivalent to RMB54 million. The 2020 interim dividend of HKD0.062 in cash per ordinary share was approved and declared by the Board of Directors of Sino-Ocean on 17 August 2020. The Company received a cash dividend equivalent to RMB124 million.

Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2020, the stock price of Sino-Ocean was HKD1.55 per share. As at 31 December 2019, the cumulative impairment loss of RMB2.51 billion for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment on 30 June 2020. A further impairment loss of RMB707 million was recognised for this investment valued using the discounted future cash flow method. On 31 December 2020, the Group continued to perform an impairment test to this investment and no further impairment loss should be made, which involved significant assumptions including selling prices of properties under development, rental prices of investment properties and discount rates, and the Group used 10% as the discount rate of cash flow for properties under development and investment properties (As at 31 December 2019: 10% for properties under development and 8% for investment properties).

(iii)
The 2019 final dividend of RMB0.0604 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 22 May 2020. The Company received a cash dividend of RMB193 million. On 31 December 2020, China Unicom’s share price was RMB4.46 per share.

(iv)	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.

(v)	There is no significant restriction for the Group to dispose of its associates and joint ventures.

As at 31 December 2020, the major associates and joint ventures of the Group are as follows:

Name	Place of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.59%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.29%
Joint ventures
Joy City	The British Cayman Islands	66.67%
MCL	The British Virgin Islands	75.00%
As at 31 December 2019, the major associates and joint ventures of the Group are as follows:

Name	Place of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.59%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.29%
Joint ventures
Joy City	The British Cayman Islands	66.67%
MCL	The British Virgin Islands	75.00%

The following table illustrates the financial information of the Group’s major associates and joint ventures as at 31 December 2020 and for the year ended 31 December 2020:

	CGB RMB million	Sino-Ocean RMB million	CLP&C RMB million	COFCO Futures RMB million	Pipeline Company RMB million	China Unicom RMB million	Joy City RMB million	MCL RMB million
Total assets	3,027,972	263,528	106,930	20,567	34,933	582,475	10,306	24,196
Total liabilities	2,809,822	193,806	80,379	17,512	1,068	251,001	85	13,342
Total equity	218,150	69,722	26,551	3,055	33,865	331,474	10,221	10,854
Total equity attributable to equity holders of the associates and joint ventures	173,159	52,273	26,551	3,048	33,865	147,709	10,221	10,854
Total adjustments (i)	2,612	(6,528)	—	—	427	16,981	(1,552)	(4,540)
Total equity attributable to equity holders of the associates and joint ventures after adjustments	175,771	45,745	26,551	3,048	34,292	164,690	8,669	6,314
Proportion of the Group’s ownership	43.686%	29.59%	40.00%	35.00%	43.86%	10.29%	66.67%	75.00%
Gross carrying value of the investments	79,974	14,502	10,620	1,612	20,676	22,433	5,779	4,736
Impairment	—	(3,217)	—	—	—	—	—	—
Net carrying value of the investments	79,974	11,285	10,620	1,612	20,676	22,433	5,779	4,736

Total revenues	80,525	61,271	77,990	2,193	5,259	306,490	360	853
Net profit/(loss)	13,812	4,675	1,730	208	2,823	12,525	339	185
Other comprehensive income	(1,944)	630	1,991	(5)	—	(1,706)	(25)	650
Total comprehensive income	11,868	5,305	3,721	203	2,823	10,819	314	835

The following table illustrates the financial information of the Group’s major associates and joint ventures as at 31 December 2019 and for the year ended 31 December 2019:

	CGB RMB million	Sino-Ocean RMB million	CLP&C RMB million	COFCO Futures RMB million	Pipeline Company RMB million	China Unicom RMB million	Joy City RMB million	MCL RMB million
Total assets	2,632,798	243,700	91,167	12,671	36,327	564,231	10,281	24,381
Total liabilities	2,423,234	178,088	67,837	9,792	777	240,735	168	13,620
Total equity	209,564	65,612	23,330	2,879	35,550	323,496	10,113	10,761
Total equity attributable to equity holders of the associates and joint ventures	164,573	49,909	23,330	2,872	35,550	143,327	10,113	10,761
Total adjustments (i)	412	(6,209)	—	—	449	17,454	(1,339)	(3,908)
Total equity attributable to equity holders of the associates and joint ventures after adjustments	164,985	43,700	23,330	2,872	35,999	160,781	8,774	6,853
Proportion of the Group’s ownership	43.686%	29.59%	40.00%	35.00%	43.86%	10.29%	66.67%	75.00%
Gross carrying value of the investments	75,180	13,897	9,332	1,550	21,433	22,068	5,849	5,140
Impairment	—	(2,510)	—	—	—	—	—	—
Net carrying value of the investments	75,180	11,387	9,332	1,550	21,433	22,068	5,849	5,140

Total revenues	76,312	56,704	69,498	793	5,008	291,435	306	795
Net profit/(loss)	12,581	4,166	2,123	153	2,635	11,264	287	348
Other comprehensive income	643	152	1,310	1	—	(501)	—	—
Total comprehensive income	13,224	4,318	3,433	154	2,635	10,763	287	348

(i)	Including adjustments for the difference of accounting policies, fair value and others.
The Group had no contingent liabilities with the associates and joint ventures as at 31 December 2020 and 31 December 2019. The Group had a capital contribution commitment of RMB25,364 million with joint ventures as at 31 December 2020 (as at 31 December 2019: RMB24,430 million). The capital contribution commitment amount has been included in the capital commitments in Note 40.